Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 43,519	$ 6,251	¥ 49,867
Unamortized discount and debt issuance costs	(210)	(30)	(261)
Long-term Debt, Total	¥ 43,309	$ 6,221	¥ 49,606